Note 7 - Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31
	2014	2013

Finished goods	$2,686	$2,153
Work-in-process	1,405	1,725
Raw materials	4,551	3,339

	$8,642	$7,217